Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions	The following is a summary of the Company’s related party transactions during the years ended December 31, 2020 and 2019:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2020	2019
IESO	Power purchased	2,506	1,808
	Revenues for transmission services	1,717	1,636
	Amounts related to electricity rebates	1,588	692
	Distribution revenues related to rural rate protection	242	240
	Distribution revenues related to supply of electricity to remote northern communities	35	35
	Funding received related to CDM programs	26	42
OPG	Power purchased	6	8
	Revenues related to provision of services and supply of electricity	7	8
	Capital contribution received from OPG	3	—
	Costs related to the purchase of services	3	1
OEFC	Power purchased from power contracts administered by the OEFC	1	2
OEB	OEB fees	9	9
Hydro One Limited	Return of stated capital	607	748
	Dividends paid	1	1
	Stock-based compensation costs	10	10
	Cost recovery for services provided	9	14
Hydro One Telecom	Services received – costs expensed	21	21
	Revenues for services provided	3	3
2587264 Ontario Inc.	Preferred shares redeemed	—	486
	Dividends paid	—	2